General Information (Tables)	12 Months Ended
Mar. 31, 2025
General Information [Abstract]
Schedule of Details of the Company and its Subsidiaries

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

Percentage of effective ownership
Name	Date of incorporation	Mar 31, 2025	Mar 31, 2024	Place of incorporation	Principal activities
		%	%
Held by the Company

Bra Pro Limited	December 14, 2011	99	—	British Virgin Islands	Sales and marketing of lingerie’s products
BrilliA Holdings (Singapore) Pte. Ltd.	December 5, 2023	100	—	Singapore	Investment holding

Held through BrilliA Holdings (Singapore) Pte. Ltd.

PT Mirae Asia Pasifik	September 21, 2022	99	—	Republic of Indonesia	Design, procurement & production management, and logistics management in ladies’ intimates supply chain solution services